COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS (Tables)	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Schedule of property and equipment

Property and Equipment, Net

The following table sets forth the components of the Company's property and equipment at December 31, 2020 and December 31, 2019:

	December 31, 2020			December 31, 2019
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value

Computers and office equipment	$2,192	(867)	$1,325	$1,405	(0)	$1,405
Machinery and equipment	108,330	(62,571)	45,759	139,667	(66,704)	72,963
Vehicles	42,507	(38,473)	4,034	54,803	(38,642)	16,161
Total fixed assets	$153,029	$(101,911)	$51,118	$195,875	$(105,346)	$90,529